Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory [Line Items]
Schedule Of Inventories, Net Of Reserves
Inventories, net of reserves of $96.1 million and $99.9 million as of June 30, 2026 and December 31, 2025, respectively, consisted of the following:

(in thousands)	June 30, 2026	December 31, 2025
Stock of raw materials	$21,299	$18,550
Work in progress	32,825	29,397
Finished goods	198,068	205,812

Inventories, net	$252,192	$253,759

HMH Holding BV And Subsidiaries [Member]
Inventory [Line Items]
Schedule Of Inventories, Net Of Reserves
Inventories, net of reserves of $99.9 million and $105.4 million as of December 31, 2025 and 2024, respectively, consisted of the following:

	2025	2024
Stock of raw materials	$18,550	$26,354
Goods under production (work in progress)	29,397	45,585
Finished goods	205,812	208,018

Inventories, net	$253,759	$279,957